Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
9.	Stockholders’ Deficit

Preferred Stock

Series A

During 2016, the Company sold 1,170,000 shares of the Company’s Series A Senior Convertible Preferred Stock to various investors. The purchase price of the stock was $1.00 per share, for an aggregate purchase price of $1,170,000. In addition, the Company issued 535,154 shares of its preferred stock with a fair value of $784,888 upon conversion of $535,149 of notes payable and accrued interest. The stock has a stated value of $1.00 per share and accrues an annual dividend at the rate of 8% of the stated value, calculated quarterly, to be paid in shares of common stock at the rate of $0.60 per share. Dividends are payable to holders of record quarterly, on the last business day of each calendar quarter, from the date of issuance, as may be declared by the Board of Directors, and are cumulative.

At the option of the holder, the Series A preferred stock (including accrued but unpaid dividends) may be converted into shares of the Company’s common stock commencing January 1, 2017 at $0.60 per share. The preferred stock (including accrued but unpaid dividends) shall automatically convert into shares of common stock in the event that the Company receives gross proceeds of at least $4,000,000 in one or more equity financing transactions subsequent to September 30, 2016, or if the ten (10) day Volume Weighted Average Price per share of common stock is $2.00 or more. If not converted by September 30, 2019, the preferred stock (including accrued but unpaid dividends) shall automatically and mandatorily convert into shares of common stock at $0.60 per share. Such mandatory conversion shall be subject to either a registration statement having been filed with the Securities and Exchange Commission, including the common stock underlying the preferred stock, and being in effect, or all shares of underlying common stock being saleable under Rule 144 pursuant to the Securities Act without regard to volume limitations.

The issuance of the 1,170,000 shares of convertible preferred stock gave rise to a beneficial conversion feature due to the stated conversion price of $0.60 per share being less than the market price of the shares at the issuance date as determined by a third-party valuation. The Company accounted for the beneficial conversion features in accordance with ASC 470-20, Accounting for Debt with Conversion and Other Options. The Company calculated a total deemed dividend on the Series A Senior Convertible Preferred Stock of $779,586 at December 31, 2016, which equals the amount by which the estimated fair value of the common stock issuable upon conversion of the issued preferred stock exceeded the proceeds from such issuances. The deemed dividend on the preferred stock is accreted using the effective interest method from the respective issuance dates through the earliest conversion date of January 1, 2017. The accretion of the deemed dividend for the year ended December 31, 2016 was $760,011. The remaining balance of $19,575, representing the amount allocable to the January 1, 2017 earliest conversion date, was accreted in January 2017.

Sale of the Company’s Series A Senior Convertible Preferred Stock was closed on December 31, 2016.

During the three months ended March 31, 2017 the Company declared dividends of $ 33,631 to its Series A preferred shareholders which were paid through the issuance of 56,065 shares of common stock.

Series B Preferred Stock

As of May 10, 2017, the Company had sold 700,000 shares of the Company’s Series B Convertible Preferred Stock to various investors. The purchase price of the stock was $1.00 per share, for an aggregate purchase price of $700,000. The stock has a stated value of $1.00 per share and accrues an annual dividend at the rate of 6% of the stated value, calculated quarterly, to be paid in shares of common stock at the rate of $0.75 per share. Series B preferred stock is convertible commencing December 31, 2017, or earlier upon the approval of the Board of Directors, by the holder into common stock at $0.75 per share. The stock is automatically convertible by the Company upon an equity financing of at least $5,000,000 subsequent to June 30, 2017, or is publicly traded for at least $2.00 per share for 10 consecutive trading days, or upon completion of a Major Transaction (as defined in the Certificate of Designation). Dividends are payable to holders of record quarterly, on the last business day of each calendar quarter, from the date of issuance, as may be declared by the Board of Directors, and are cumulative. Series B preferred stock is senior to all Common Stock and junior to the Series A preferred stock.

The issuance of the Series B preferred stock gave rise to a beneficial conversion feature due to the stated conversion price of $0.75 per share being less than the market price of the shares at the issuance date. In addition, warrants were issued to investors who had previously participated in the 2016 Series A preferred stock offering. The Company accounted for the beneficial conversion feature, including an allocation of proceeds for the warrants on a relative fair value basis, in accordance with ASC 470-20, Accounting for Debt with Conversion and Other Options. The Company calculated a total deemed dividend on the Series B preferred stock of $165,506 at March 31, 2017, which equals the amount by which the estimated fair value of the common stock issuable upon conversion of the issued preferred stock exceeded the proceeds from such issuances. The deemed dividend on the preferred stock is accreted using the effective interest method from the respective issuance dates through the earliest conversion date of December 31, 2017. The accretion of the deemed dividend for the three months ended March 31, 2017 was $12,266.

During the three months ended March 31, 2017, the Company declared dividends of $2,441 to its Series B preferred shareholders which were paid through the issuance of 3,256 shares of common stock.

Both classes of preferred stock will vote with the common stock on an “as converted” basis and have standard anti-dilution rights, exclusive of price protection. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, no distribution shall be made to the holders of any shares of common stock of the Company unless, prior thereto, the holders of all classes of preferred stock shall have received out of the available assets of the Company, whether capital or surplus, an amount equal to 100% of the stated value, plus any accrued and unpaid dividends thereon. If the assets of the Company are insufficient to pay in full such amounts due the holders of the preferred stock, then the entire assets shall be distributed ratably among the holders of the preferred stock in accordance with the respective preferences and amounts that would be payable on such shares of preferred stock if all amounts payable thereon were paid in full.

Preferred shareholders of both series have unlimited piggyback registration rights. Holders of a majority of the shares of preferred stock (based on the $1.00 stated value) outstanding shall have the right to one demand registration during the three (3) years following the effective date of the Company’s registration statement under the Securities Exchange Act of 1934, so long as at least $500,000 of preferred stock was sold of that series, and at least $250,000 of the related class of preferred stock is still outstanding. This demand registration right will terminate when all shares of preferred stock have been converted into common stock.

In the event of a merger or acquisition or change in control of the Company, the preferred stock (including all accrued but unpaid dividends) will be deemed converted into shares of common stock immediately prior to the closing of such a transaction.

Common Stock

During 2016 and prior, the Company issued 2,005,000 shares of restricted common stock for services rendered. These shares are subject to vesting requirements over 9 to 12 months and remain subject to forfeiture if vesting conditions are not met. The aggregate fair value of the stock was $2,146,280. As of December 31, 2016, 1,652,500 of those shares with a fair value of $2,037,014 had vested, and 352,500 shares with a fair value of $109,266 remained to be vested.

During the three months ended March 31, 2017, the Company issued 162,500 shares of restricted common stock to a service provider. These shares are subject to vesting requirements over 4 months and remain subject to forfeiture if vesting conditions are not met. The aggregate fair value of the stock was $143,000 based on a valuation per share of $0.88 on the date of grant.

During the three months ended March 31, 2017, the Company recorded $1,160,781 of expense related to the vested portion of this restricted stock, and the remaining $91,485 is expected to be recorded in the second quarter of 2017.

Additional details of the Company’s restricted common stock are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested, December 31, 2016	352,500	1.13
Issued	162,500	0.88
Vested	(123,750)	0.92
Forfeited	-	-
Non-vested, March 31, 2017	391,250	$1.09

Warrants

During the three months ended March 31, 2017, in connection with the Series B Convertible Preferred Stock offering discussed above, the Company issued a total of 60,000 warrants as additional incentive to investors who had previously invested in the Company’s Series A Senior Convertible Preferred Stock offering in 2016. These warrants are fully vested, are immediately exercisable at $0.75 per share, and expire between March 6, 2020 and March 8, 2020. The warrants were valued at $51,796, based upon the Black-Scholes option-pricing model, with a stock price of $0.88, volatility of 135%, and an average risk-free interest rate of 1.61%.

A summary of the Company’s warrant activity is as follows:

Shares
December 31, 2016	2,923,666
Granted	60,000
Forfeitures	-
Exercised	-
March 31, 2017, all exercisable	2,983,666

As of March 31, 2017, the Company had an aggregate of 2,983,666 outstanding warrants to purchase shares of its common stock with a weighted average exercise price of $0.37, weighted average remaining life of 1.4 years and aggregate intrinsic value of $1,293,512, based upon a stock valuation of $0.88 per share. The intrinsic value is calculated as the difference between the market value of the underlying common stock and the exercise price of the warrants.

9.	Stockholders’ Deficit

As of December 31, 2016, the Company is authorized to issue is 100,000,000 shares of stock, consisting of 90,000,000 shares of common stock with a par value of $0.001 per share and 10,000,000 shares of preferred stock with a par value of $0.001 per share. At December 31, 2016, the Company had 25,046,438 shares of common stock issued and outstanding, and 1,705,154 shares of preferred stock issued and outstanding.

On October 30, 2015, the Company amended its Certificate of Incorporation to change the par value of its common stock and preferred stock from $0.0001 per share to $0.001 per share.

On June 30, 2015 the Company changed its form of organization from a limited liability company to a corporation under the laws of the State of Delaware and all LLC membership units were converted to common stock on a one for one basis. The Company was previously governed by the terms and conditions of the Guardion Health Sciences, LLC Second Amended and Restated Operating Agreement dated January 28, 2012 (the “Operating Agreement”) and had one authorized class of units, and one class of members which consisted of four members. The LLC's business, property, and affairs were managed exclusively by the manager. Members' voting rights were in direct proportion to their Membership Interests.

Preferred Stock

2016

During 2016, the Company sold 1,170,000 shares of the Company’s Series A Senior Convertible Preferred Stock to various investors. The purchase price of the stock was $1.00 per share, for an aggregate purchase price of $1,170,000. In addition, the Company issued 535,154 shares of its preferred stock with a fair value of $784,888 upon conversion of $535,149 of notes payable and accrued interest. The stock has a stated value of $1.00 per share and accrues an annual dividend at the rate of 8% of the stated value, calculated quarterly, to be paid in shares of common stock at the rate of $0.60 per share. Dividends are payable to holders of record quarterly, on the last business day of each calendar quarter, from the date of issuance, as may be declared by the Board of Directors, and are cumulative.

At the option of the holder, the Preferred Stock (including accrued but unpaid dividends) may be converted into shares of the Company’s common stock commencing January 1, 2017 at $0.60 per share. The Preferred Stock (including accrued but unpaid dividends) shall automatically convert into shares of common stock in the event that the Company receives gross proceeds of at least $4,000,000 in one or more equity financing transactions subsequent to September 30, 2016, or if the ten (10) day Volume Weighted Average Price per share of common stock is $2.00 or more. If not converted by September 30, 2019, the Preferred Stock (including accrued but unpaid dividends) shall automatically and mandatorily convert into shares of common stock at $0.60 per share. Such mandatory conversion shall be subject to either a registration statement having been filed with the Securities and Exchange Commission, including the common stock underlying the Preferred Stock, and being in effect, or all shares of underlying common stock being saleable under Rule 144 pursuant to the Securities Act without regard to volume limitations.

The issuance of the 1,170,000 shares of convertible preferred stock gave rise to a beneficial conversion feature due to the stated conversion price of $0.60 per share being less than the market price of the shares at the issuance date as determined by a third-party valuation. The Company accounted for the beneficial conversion features in accordance with ASC 470-20, Accounting for Debt with Conversion and Other Options. The Company calculated a total deemed dividend on the Series A Senior Convertible Preferred Stock of $779,586 at December 31, 2016, which equals the amount by which the estimated fair value of the common stock issuable upon conversion of the issued preferred stock exceeded the proceeds from such issuances. The deemed dividend on the preferred stock is accreted using the effective interest method from the respective issuance dates through the earliest conversion date of January 1, 2017. The accretion of the deemed dividend for the year ended December 31, 2016 was $760,011. The remaining balance of $19,575, representing the amount allocable to the January 1, 2017 earliest conversion date, will be accreted in January 2017.

The Preferred Stock will vote with the common stock on an “as converted” basis and has standard anti-dilution rights, exclusive of price protection. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, no distribution shall be made to the holders of any shares of common stock of the Company unless, prior thereto, the holders of the Preferred Stock shall have received out of the available assets of the Company, whether capital or surplus, an amount equal to 100% of the stated value, plus any accrued and unpaid dividends thereon. If the assets of the Company are insufficient to pay in full such amounts due the holders of the Preferred Stock, then the entire assets shall be distributed ratably among the holders of the Preferred Stock in accordance with the respective amounts that would be payable on such shares of Preferred Stock if all amounts payable thereon were paid in full. The Preferred Stock will be senior to any other classes or series of preferred stock that may subsequently be issued.

Preferred shareholders have unlimited piggyback registration rights. Holders of a majority of the shares of Preferred Stock (based on the $1.00 stated value) outstanding shall have the right to one demand registration during the three (3) years following the effective date of the Company’s registration statement under the Securities Exchange Act of 1934, so long as at least $500,000 of Preferred Stock has been sold in this Preferred Stock private placement and $250,000 of Preferred Stock is still outstanding. This demand registration right will terminate when all shares of Preferred Stock have been converted into common stock.

In the event of a merger or acquisition or change in control of the Company, the Preferred Stock (including all accrued but unpaid dividends) will be deemed converted into shares of common stock immediately prior to the closing of such a transaction.

Sale of the Company’s Series A Senior Convertible Preferred Stock was completed on December 31, 2016. There was no preferred stock issued during the year ended December 31, 2015.

During the year ended December 31, 2016, the Company declared dividends of $35,018 to its preferred shareholders which were paid through the issuance of 58,377 shares of common stock.

Common Stock

2016

Prior to 2016, the Company issued 1,260,000 shares of restricted common stock to service providers valued at $1,435,024, of which $601,344 had been recognized as expense.

During 2016, the Company issued an additional 145,000 shares of restricted common stock for services rendered. These shares are subject to vesting requirements over 9 to 12 months and remain subject to forfeiture if vesting conditions are not met. The aggregate fair value of the stock was $145,348 based on a valuation per share of $1.00 on the date of grant.

During 2016, the Company recorded $864,752 of expense related to the vested portion of restricted stock issued in 2015 and 2016. As of December 31, 2016, $111,369 is expected to be recorded in future periods related to the restricted stock.

Additional details of the Company’s restricted common stock are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested, December 31, 2014	-	$-
Issued	1,260,000	1.14
Vested	(252,500)	1.14
Forfeited	-	-
Non-vested, December 31, 2015	1,007,500	1.14
Issued	145,000	1.00
Vested	(800,000)	1.12
Forfeited	-	-
Non-vested, December 31, 2016	352,500	$1.13

During 2016, the Company also issued 595,000 fully vested shares of common stock for services rendered. During the year ended December 31, 2016, the Company recognized $560,932 in stock compensation expense related to these shares.

During 2016, the Company issued 1,651,732 shares of common stock with a fair value of $1,385,515 upon conversion of notes payable and accrued interest of $687,368 resulting in a loss on conversion of $698,147.

On December 31, 2016, the Company issued 684,933 shares of common stock with a fair value of $602,741 to our CEO, Michael Favish, in settlement of $410,960 of previously accrued management and other fees earned by Mr. Favish from December 2013 through December 2016. The difference of $191,781 between the fair value of the shares issued and accrued fees was reflected as additional compensation expense in general and administrative expenses.

2015

During 2015, the Company sold 2,303,227 membership units to two consultants for aggregate cash consideration of $2,303. These membership units had a fair value of $2,625,679 or $1.14 per unit. Accordingly, the Company recognized $2,623,376 in stock compensation from this transaction in 2015. During 2015, the Company issued 1,459,091 shares of the Company’s common stock for services rendered. The shares were valued in total at $1,662,676, or $1.14 per share.

Warrants

2016

During 2016, in connection with a related party investor’s short-term loan agreements with maturity dates ranging from December 29, 2015 to April 24, 2016, the Company agreed to issue interest in the form of warrants (the “post-maturity warrants”) in addition to the continued accrual of the stated interest (12%) on these loans, for which principal and accrued interest had not been paid as of December 31, 2016. The loans were originally issued with accompanying warrants at a rate of 2 warrants for each dollar of investment. Additional post-maturity warrants were granted monthly, beginning December 30, 2015, at the rate of 1/10 of the number of original warrant shares held, until the related loans and interest are paid in full. Post-maturity warrants have an exercise price of $0.25, are immediately vested, and are exercisable for a period of three years. Accordingly, as of December 31, 2016, the Company has granted 585,000 post-maturity warrants to this investor. The warrants were valued at $575,673, based upon the Black-Scholes option-pricing model, with a stock price of $1.00, average volatility of 118% and average risk free interest rate of 1.01%. The Company recognized $575,673 of interest expense from this transaction.

In May 2016, the Company issued warrants to purchase 250,000 shares of its common stock, with an exercise price of $0.25 per share, as compensation for services rendered. The warrants were valued at $246,341, based upon the Black-Scholes option-pricing model, with a stock price of $1.00, volatility of 116% and a risk-free interest rate of 1.08%. The warrants are fully vested and non-forfeitable. The Company recognized $246,341 in stock compensation from this transaction, which was recorded in general and administrative expenses in the statement of operations.

In June 2016, the Company issued warrants to purchase 100,000 shares of its common stock, with an exercise price of $0.25 per share, as compensation for services rendered. The warrants were valued at $98,505, based upon the Black-Scholes option-pricing model, with a stock price of $1.00, volatility of 116% and a risk-free interest rate of 1.07%. The warrants are fully vested and non-forfeitable. The Company recognized $98,505 in stock compensation from this transaction, which was recorded in general and administrative expenses in the statement of operations.

A summary of the Company’s warrant activity is as follows:

Membership
Units or
Shares
December 31, 2014	1,317,894
Granted	1,832,916
Forfeitures	(782,307)
Exercised	(1,033,337)
December 31, 2015	1,335,166
Granted	1,588,500
December 31, 2016, all exercisable	2,923,666

Additional details of the Company’s outstanding and exercisable warrants are as follows:

	Membership	Weighted Average
Outstanding at:	Units or Shares	Exercise Price
December 31, 2014	1,317,894	$0.37
December 31, 2015	1,335,166	$0.56
December 31, 2016	2,923,666	$0.37

As of December 31, 2016, the Company had an aggregate of 2,923,666 outstanding warrants to purchase shares of its common stock with a weighted average remaining life of 1.4 years and aggregate intrinsic value of $1,285,712, based upon a stock valuation of $0.88 per share. The intrinsic value is calculated as the difference between the market value of the underlying common stock and the exercise price of the warrants.

2015

During 2015, in connection with the issuance of notes payable of $42,500 convertible at a price of $0.50 per membership unit upon certain events, the Company issued 31,687 warrants to purchase membership units equal to 50% of the number of units issued upon conversion of the notes, at a price per unit of $0.60 for 50% of the warrants and a price per unit of $0.75 for the remaining 50% of the warrants, with three year terms and contingent upon the conversion of the related notes.

On May 1 2015, the Company issued warrants valued at $506,857 to purchase 496,001 membership units at a weighted average exercise price of $0.21 per unit with 3 year terms, as inducements to convert notes payable, as more fully described at Note 5 and Note 6.

On May 1, 2015, the Company issued 450,000 membership units to a related party upon exercise of 450,000 warrants at a weighted average exercise price of $0.20 per unit. In lieu of the aggregate cash payment of $90,000, the holder applied $90,000 of accrued interest towards the exercise price of the warrants.

During 2015, the Company issued 250,001 shares of the Company's common stock upon exercise of 250,001 warrants for aggregate cash consideration of $75,000. The Company also issued 333,336 shares of the Company's common stock upon exercise of 333,336 warrants at an average exercise price of $0.01 per share. In lieu of the aggregate cash payment of $3,334, the holder applied $3,334 of accrued interest toward the exercise price of the warrants.

On August 10, 2015, the Company issued warrants to purchase 28,176 shares of its common stock at an exercise price of $0.01 per share and a three-year term in settlement of $15,497 of accounts payable. The warrants were valued at $31,853, based upon the Black-Scholes option-pricing model, with a stock price of $1.14, volatility of 105% and a risk-free interest rate of 1.09%. The Company recognized a loss on settlement of accounts payable of $16,357.